UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to March 31, 2019

Date of Report (Date of earliest event reported) May 3, 2019

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001768611

Mill City Holdings, LLC1
(Exact name of securitizer as specified in its charter)

David Pelka (952) 444-4811
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [__]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [__]

[__] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

1 Mill City Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the following issuing entities (under Rule 144A of the Securities Act of 1933, as amended from time to time): Mill City Solar Loan 2019-1 Ltd. and Mill City Solar Loan 2019-1 LLC, as co-issuers.

PART I - REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i), the securitizer has indicated by check mark that there is no activity for the quarterly period.

[SIGNATURES ON FOLLOWING PAGE]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 3, 2019	Mill City Holdings, LLC (Securitizer)

	By:	/s/ David Pelka
Name: David Pelka
Title: President